Property and Equipment Under Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capital Leased Assets [Line Items]
Office equipment	$ 36	$ 60
Less accumulated amortization	(19)	(32)
Total	$ 17	$ 28